Distribution of Profit - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Dividends paid on outstanding common stock	¥ 0	¥ 0	¥ 0
Distributable reserves	¥ 0	¥ 0